April 1, 2024

The Davenport Funds

Davenport Core Leaders Fund

Ticker Symbol: DAVPX

Davenport Value & Income Fund

Ticker Symbol: DVIPX

Davenport Equity Opportunities Fund

Ticker Symbol: DEOPX

Davenport Small Cap Focus Fund

Ticker Symbol: DSCPX

Davenport Balanced Income Fund

Ticker Symbol: DBALX

Supplement to Statement of Additional Information

Dated August 1, 2023

Effective on March 4, 2024, Christopher T. Kelley no longer serves as portfolio manager for the fixed income portion of the Davenport Balanced Income Fund. All references to Christopher T. Kelley in this Statement of Additional Information should be disregarded.

Please retain this Supplement for future reference